OPERATING SEGMENTS - Schedule of Revenue by Geography (Details) - EUR (€) € in Millions	6 Months Ended
	Jul. 02, 2021	Jun. 26, 2020
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from contracts with customers	€ 5,918	€ 4,837
Great Britain
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from contracts with customers	1,192	1,026
Germany
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from contracts with customers	1,091	1,014
Iberia
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from contracts with customers	1,069	917
France
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from contracts with customers	896	808
Belgium/Luxembourg
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from contracts with customers	454	426
Netherlands
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from contracts with customers	266	250
Norway
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from contracts with customers	200	199
Sweden
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from contracts with customers	179	162
Iceland
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from contracts with customers	38	35
Australia
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from contracts with customers	328	0
New Zealand and Pacific Islands
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from contracts with customers	85	0
Indonesia and Papua New Guinea
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from contracts with customers	€ 120	€ 0